Borrowings - Long-Term Debt Obligations (Table) (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Long-Term Debt Obligations:
June 30, 2022	$ 642,280
June 30, 2023	70,748
June 30, 2024	95,992
June 30, 2025	48,716
June 30, 2026	55,166
June 30, 2027 and thereafter	56,396
Total	$ 969,298